Summary of Significant Accounting Policies - COVID-19 and Paycheck Protection Program Loan (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Proceeds from issuance of debt		$ 26,793	$ 453
PPP loan
Short-term Debt [Line Items]
Proceeds from issuance of debt	$ 104